UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007 Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, October 23, 2007

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  $157,414 (x1000)

                                                   FORM 13F INFORMATION TABLE

                                                               VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS    SOLE   SHARED   NONE
----------------------------   ----------------   ---------  -------- ------- --- ---- -------  --------   ------  ------  ------
3M CO                          COM                88579Y101      4513   48230 SH       SOLE                 47910             320
ABBOTT LABS                    COM                002824100      5596  104371 SH       SOLE                103771             600
AFLAC INC                      COM                001055102      5824  102095 SH       SOLE                101080            1015
APACHE CORP                    COM                037411105      4354   48345 SH       SOLE                 47855             490
AUTOMATIC DATA PROCESSING IN   COM                053015103      4637  100960 SH       SOLE                 99930            1030
BCE INC                        COM NEW            05534B760      5365  133955 SH       SOLE                133245             710
BP PLC                         SPONSORED ADR      055622104       304    4380 SH       SOLE                  4380               0
COCA COLA CO                   COM                191216100      4789   83335 SH       SOLE                 82850             485
CONOCOPHILLIPS                 COM                20825C104      6830   77819 SH       SOLE                 77332             487
DENTSPLY INTL INC NEW          COM                249030107       543   13040 SH       SOLE                 13040               0
DEVON ENERGY CORP NEW          COM                25179M103      4466   53676 SH       SOLE                 53146             530
DIAGEO P L C                   SPON ADR NEW       25243Q205      4656   53076 SH       SOLE                 52776             300
DOW CHEM CO                    COM                260543103      3815   88605 SH       SOLE                 88030             575
ENCANA CORP                    COM                292505104      3900   63054 SH       SOLE                 62434             620
EQUITABLE RES INC              COM                294549100     10294  198456 SH       SOLE                196816            1640
GENERAL ELECTRIC CO            COM                369604103       244    5900 SH       SOLE                  5900               0
GLAXOSMITHKLINE PLC            SPONSORED ADR      37733W105      5008   94130 SH       SOLE                 93530             600
JOHNSON & JOHNSON              COM                478160104      5246   79852 SH       SOLE                 79327             525
LABORATORY CORP AMER HLDGS     COM NEW            50540R409      3157   40360 SH       SOLE                 39970             390
LINEAR TECHNOLOGY CORP         COM                535678106      4349  124285 SH       SOLE                123605             680
ISHARES INC                    MSCI JAPAN         464286848     12971  904512 SH       SOLE                897262            7250
MYLAN LABS INC                 COM                628530107      3425  214590 SH       SOLE                212250            2340
NEWMONT MINING CORP            COM                651639106       436    9750 SH       SOLE                  9750               0
PEPSICO INC                    COM                713448108      6143   83848 SH       SOLE                 83008             840
PROVIDENT ENERGY TR            TR UNIT            74386K104       286   22500 SH       SOLE                 22500               0
SIGMA ALDRICH CORP             COM                826552101      7202  147755 SH       SOLE                146285            1470
SYMANTEC CORP                  COM                871503108      4515  232950 SH       SOLE                230650            2300
SOUTHERN CO                    COM                842587107      3884  107060 SH       SOLE                106410             650
UNITED PARCEL SERVICE INC      CL B               911312106      4964   66105 SH       SOLE                 65485             620
UNITEDHEALTH GROUP INC         COM                91324P102      4641   95835 SH       SOLE                 94885             950
VARIAN MED SYS INC             COM                92220P105      4474  106810 SH       SOLE                105735            1075
WALGREEN CO                    COM                931422109      5164  109309 SH       SOLE                108159            1150
WASTE MGMT INC DEL             COM                94106L109      4084  108220 SH       SOLE                107550             670
WATERS CORP                    COM                941848103      7334  109595 SH       SOLE                108450            1145